Brumadinho dam failure - Contingencies and other legal matters (Details) - 12 months ended Dec. 31, 2019 R$ in Millions, $ in Millions	BRL (R$)	USD ($)	USD ($)
Lawsuits
Contingencies
Restricted assets	R$ 6,480		$ 1,608
Judicial deposits	5,976		1,483
Additional guarantees agreed upon legal matters	36	$ 9
Additional guarantees agreed upon legal matters presented in court	5,626	1,396
Restricted bank accounts	504		125
IBAMA fines
Contingencies
Estimated financial effect of contingent liabilities	250		$ 62
Brumadinho Municipal Department of the Environment fines
Contingencies
Fine imposed	R$ 181	$ 45